CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

PRIVATE INVESTMENTS - 95.3%	Shares	Value
CO-INVESTMENTS - 23.2%
AEROSPACE AND DEFENSE - 4.7%
AE Co-Investment Partners Fund III-R, LP (a)(b)(c)(d)	–	$ 2,008,475
Caffeinated Capital Onebrief SPV, LLC (a)(b)(c)(d)	–	2,000,000
Caffeinated Capital Saronic SPV, LLC (a)(b)(c)(d)	–	1,000,000
Caffeinated Capital Varda SPV II, LLC (a)(b)(c)(d)	–	2,000,000
Tamarack Global Impulse Space II, LP (a)(b)(c)(d)	–	1,485,000
		8,493,475
CONSUMER DISCRETIONARY - 3.4%
ASP II AMR Co-Invest, LP (a)(b)(c)(d)(h)	–	3,613,428
ASP II Project Striker Co-Invest, LP (a)(b)(c)(d)	–	2,544,869
		6,158,297
ENERGY - 3.2%
Firebird Co-Investment Fund-D, LP (a)(b)(c)(d)	–	308,400
HEQ II Co-Investment Fund-D, LP (a)(b)(c)(d)	–	388,268
Hercules CV, LP (a)(b)(c)(d)(h)	–	3,630,823
QB Energy Co-Investment Fund-D, LP (a)(b)(c)(d)	–	479,364
Quantum Energy Partners VIII-D Co-Investment Fund, LP (a)(b)(c)(d)	–	981,578
		5,788,433
FINANCIALS - 1.5%
Endurance Parallel Offshore LP (a)(b)(c)(d)	–	2,700,877

HEALTH CARE PROVIDERS & SERVICES - 1.4%
RCP MQ Co-Investment Fund, LP (a)(b)(c)(d)	–	2,515,253

INDUSTRIALS - 1.7%
Snowpoint Growth I.VI, LLC (a)(b)(c)(d)	–	3,043,500

INFORMATION TECHNOLOGY - 5.0%
Caffeinated Capital Aven SPV III, LLC (a)(b)(c)(d)	–	2,180,725
Caffeinated Capital Playground SPV, LLC (a)(b)(c)(d)	–	250,050
GrowthCurve Capital Destination Co-Invest LP (a)(b)(c)(d)	–	1,004,049
Insight Hideaway Aggregator, LP (a)(b)(c)(d)	–	2,400,000

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 95.3% (Continued)	Shares	Value
CO-INVESTMENTS - 23.2% (Continued)
INFORMATION TECHNOLOGY - 5.0% (Continued)
M13 SO X LLC (a)(c)(d)(e)	–	$ 1,615,000
Snowpoint Growth 2.2, LLC (a)(b)(c)(d)	–	1,520,192
		8,970,016
UTILITIES - 2.3%
26N Jupiter Co-Investment Partners LP (a)(b)(c)(d)	–	3,000,000
Stonepeak Cologix Holdings LP (a)(b)(c)	–	1,024,548
		4,024,548
TOTAL CO-INVESTMENTS (Cost $41,842,658)		41,694,399

DIRECT INVESTMENTS - 4.8%
CONSUMER STAPLES - 1.4%
Wonder Group, Inc. (a)(c)(d)(e)(f)	–	2,500,000

FINANCIALS - 2.2%
Pershing Square Holdco, LP (a)(c)(d)(e)(h)	–	4,000,000

HEALTHCARE - 0.6%
Earli, Inc. (c)(d)(e)	1,194,457	999,999

INDUSTRIALS - 0.1%
Biofire Group Inc., SAFE (a)(c)(d)(e)	–	56,825
Biofire Group Inc., Series A Preferred Stock (c)(d)(e)	234,345	249,999
		306,824
INFORMATION TECHNOLOGY - 0.5%
ICON Technology, Inc. (c)(d)(e)	54,372	890,699

TOTAL DIRECT INVESTMENTS (Cost $8,697,522)		8,697,522

PRIMARY FUND INVESTMENTS - 20.1%
DIVERSIFIED - 5.6%
Capstone Dispersion Fund (US) LP (a)(b)(c)(d)	–	3,575,325
Platinum Credit Opportunities Fund, LP (a)(b)(c)(d)	–	3,064,583
Saba Capital Carry Neutral Tail Hedge Partners, LP (a)(b)(c)(d)	–	3,532,573
		10,172,481

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 95.3% (Continued)	Shares	Value
PRIMARY FUND INVESTMENTS - 20.1% (Continued)
ENERGY - 5.6%
EnCap Energy Capital Fund XII, LP (a)(b)(c)(d)	–	$ 2,443,014
Five Point Water Management and Sustainable Infrastructure Fund IV LP (a)(b)(c)(d)	–	1,561,849
Quantum Parallel Partners VIII-D, LP (a)(b)(c)(d)	–	6,030,051
		10,034,914
FINANCIALS - 3.2%
GCM Grosvenor Elevate Feeder Fund I, LP (a)(b)(c)(d)	–	3,026,676
Palmer Square Income Plus Fund LLC (a)(b)(c)(d)	–	2,634,907
		5,661,583
HOTELS, RESTAURANTS & LEISURE - 1.3%
F&S I Blocker Member LLC (a)(b)(c)(d)	–	2,250,000

INFORMATION TECHNOLOGY - 4.4%
General Catalyst Group XII, LP (a)(b)(c)(d)	–	1,689,499
H. Barton Venture Select V, LLC (a)(b)(c)(d)	–	437,542
M13 Ventures IV, LP (a)(b)(c)(d)	–	1,100,000
Tamarack Global Opportunities II, LP (a)(b)(c)(d)	–	2,895,480
Vista Equity Partners Fund VIII-A, LP (a)(b)(c)(d)	–	1,787,679
		7,910,200
TOTAL PRIMARY FUND INVESTMENTS (Cost $35,311,635)		36,029,178

SECONDARY FUND INVESTMENTS - 47.2%
CONSUMER DISCRETIONARY - 5.1%
Arctos Sports Partners Fund I, LP (a)(b)(c)(d)(h)	–	9,148,206

DIVERSIFIED - 12.2%
Dawson Rated Fund 6-R1 Holdings LP (a)(b)(c)(d)(h)	–	5,912,126
Gordon Holdings (Offshore) I LP (a)(b)(c)(d)	–	16,014,737
		21,926,863
FINANCIALS - 28.3%
Blackstone Strategic Capital Holdings LP (a)(c)(d)(e)(h)	–	15,000,000
Blue Owl GP Stakes Atlas Fund I Offshore Investors LP (a)(b)(c)(d)	–	22,622,847
Blue Owl GP Stakes II Pension Investors LP (a)(b)(c)(d)	–	2,845,450
Blue Owl GP Stakes IV US Investors, LP (a)(c)(d)(e)(h)	–	4,543,058

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE INVESTMENTS - 95.3% (Continued)	Shares	Value
SECONDARY FUND INVESTMENTS - 47.2% (Continued)
FINANCIALS - 28.3% (Continued)
Blue Owl GP Stakes Offshore Investors LP (a)(b)(c)(d)	–	$ 1,023,923
Petershill Private Equity Seeding Offshore SCSp (a)(b)(c)(d)	–	4,902,420
		50,937,698
INFORMATION TECHNOLOGY - 1.6%
NEA Secondary Opportunity Fund, LP (a)(b)(c)(d)	–	2,905,838

TOTAL SECONDARY FUND INVESTMENTS (Cost $76,109,819)		84,918,605

TOTAL PRIVATE INVESTMENTS (Cost $161,961,634)		$ 171,339,704

MONEY MARKET SECURITIES - 3.1%	Shares	Value
Federated Treasury Obligations Fund - Institutional Shares, 4.34% (g)(h) (Cost $5,672,069)	5,672,069	$ 5,672,069

TOTAL INVESTMENTS AT VALUE - 98.4% (Cost $167,633,703)		$ 177,011,773

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		2,842,525

NET ASSETS - 100.0%		$ 179,854,298

(a)	Investment does not issue shares.
(b)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(c)	Restricted investments as to resale.
(d)	Non-income producing security.
(e) (f)	Level 3 securities fair valued using significant unobservable inputs. Represents the right to convert the holding to common stock upon a liquidity event.
(g)	The rate shown is the 7-day effective yield as of December 31, 2024.
(h)	All or portion of the security is a holding of the CAZ SOF Opportunistic Blocker LLC.

LLC	-	Limited Liability Company
LP	-	Limited Partnership

SAFE - Simple Agreement for Future Equity

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund on December 31, 2024 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets

Co-Investments
26N Jupiter Co-Investment Partners LP	10/31/2024	$ 3,000,000	$ 3,000,000	1.7%
AE Co-Investment Partners Fund III-R, LP	12/19/2024	2,008,475	2,008,475	1.1%
ASP II AMR Co-Invest, LP	6/3/2024	3,574,312	3,613,428	2.0%
ASP II Project Striker Co-Invest, LP	12/6/2024	2,544,869	2,544,869	1.4%
Caffeinated Capital Aven SPV III, LLC	4/30/2024	2,179,450	2,180,725	1.2%
Caffeinated Capital Onebrief SPV, LLC	11/29/2024	2,000,000	2,000,000	1.1%
Caffeinated Capital Playground SPV, LLC	5/7/2024	250,000	250,050	0.1%
Caffeinated Capital Saronic SPV, LLC	6/18/2024	1,000,000	1,000,000	0.6%
Caffeinated Capital Varda SPV II, LLC	9/6/2024	2,000,000	2,000,000	1.1%
Endurance Parallel Offshore LP	8/21/2024	2,983,803	2,700,877	1.5%
Firebird Co-Investment Fund-D, LP	11/15/2024	308,400	308,400	0.2%
GrowthCurve Capital Destination Co-Invest LP	6/28/2024	1,009,468	1,004,049	0.6%
HEQ II Co-Investment Fund-D, LP	11/15/2024	388,268	388,268	0.2%
Hercules CV, LP	5/15/2024	3,692,454	3,630,823	2.0%
Insight Hideaway Aggregator, LP	10/21/2024	2,400,000	2,400,000	1.3%
M13 SO X LLC	7/19/2024	1,615,000	1,615,000	0.9%
QB Energy Co-Investment Fund-D, LP	11/15/2024	479,364	479,364	0.3%
Quantum Energy Partners VIII-D Co-Investment Fund, LP	9/11/2024	916,127	981,578	0.5%
RCP MQ Co-Investment Fund, LP	12/26/2024	2,515,253	2,515,253	1.4%
Snowpoint Growth 2.2, LLC	11/26/2024	1,520,192	1,520,192	0.9%
Snowpoint Growth I.VI, LLC	11/26/2024	3,043,500	3,043,500	1.7%
Stonepeak Cologix Holdings LP	9/5/2024	913,723	1,024,548	0.6%
Tamarack Global Impulse Space II, LP	8/22/2024	1,500,000	1,485,000	0.8%

CAZ STRATEGIC OPPORTUNITIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

Security Description	Acquisition Date	Cost	Value	% of Net Assets

Direct Investments
Biofire Group Inc., SAFE	12/13/2024	$ 56,825	$ 56,825	0.0%
Biofire Group Inc., Series A Preferred Stock	7/11/2024	249,999	249,999	0.1%
Earli, Inc.	10/4/2024	999,999	999,999	0.6%
ICON Technology, Inc.	5/30/2024	890,699	890,699	0.5%
Pershing Square Holdco, LP	5/15/2024	4,000,000	4,000,000	2.2%
Wonder Group, Inc.	3/15/2024	2,500,000	2,500,000	1.4%
Primary Fund Investments
Capstone Dispersion Fund (US) LP	9/1/2024	$ 3,536,477	$ 3,575,325	2.0%
EnCap Energy Capital Fund XII, LP	11/8/2024	2,443,014	2,443,014	1.4%
F&S I Blocker Member LLC	11/1/2024	2,250,000	2,250,000	1.3%
Five Point Water Management and Sustainable Infrastructure Fund IV LP	10/3/2024	958,961	1,561,849	0.9%
GCM Grosvenor Elevate Feeder Fund I, LP	8/2/2024	3,932,061	3,026,676	1.7%
General Catalyst Group XII, LP	10/17/2024	1,611,143	1,689,499	1.0%
H. Barton Venture Select V, LLC	4/18/2024	450,000	437,542	0.2%
M13 Ventures IV, LP	11/25/2024	1,100,000	1,100,000	0.6%
Palmer Square Income Plus Fund LLC	3/15/2024	2,500,000	2,634,907	1.5%
Platinum Credit Opportunities Fund, LP	10/25/2024	2,833,190	3,064,583	1.7%
Quantum Parallel Partners VIII-D, LP	9/11/2024	5,936,444	6,030,051	3.3%
Saba Capital Carry Neutral Tail Hedge Partners, LP	7/1/2024	3,500,000	3,532,573	1.9%
Tamarack Global Opportunities II, LP	8/1/2024	2,625,000	2,895,480	1.6%
Vista Equity Partners Fund VIII-A, LP	7/31/2024	1,635,345	1,787,679	1.0%
Secondary Fund Investments
Arctos Sports Partners Fund I, LP	7/1/2024	$ 8,538,357	$ 9,148,206	5.1%
Blackstone Strategic Capital Holdings LP	12/30/2024	15,000,000	15,000,000	8.3%
Blue Owl GP Stakes Atlas Fund I Offshore Investors LP	8/6/2024	22,622,847	22,622,847	12.6%
Blue Owl GP Stakes II Pension Investors LP	4/1/2024	2,299,282	2,845,450	1.6%
Blue Owl GP Stakes IV US Investors, LP	9/30/2024	4,544,263	4,543,058	2.5%
Blue Owl GP Stakes Offshore Investors LP	4/1/2024	606,043	1,023,923	0.6%
Dawson Rated Fund 6-R1 Holdings LP	9/30/2024	4,001,985	5,912,126	3.3%
Gordon Holdings (Offshore) I LP	3/26/2024	12,091,379	16,014,737	8.9%
NEA Secondary Opportunity Fund, LP	7/17/2024	2,280,918	2,905,838	1.6%
Petershill Private Equity Seeding Offshore SCSp	7/2/2024	4,124,745	4,902,420	2.7%
		$ 161,961,634	$ 171,339,704	95.3%